STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

14. STOCKHOLDERS’ DEFICIT

On November 13, 2017, the Company amended its Articles of Incorporation, increasing the number of common stock authorized from 240,000,000 to 490,000,000, par value of $0.0001, and leaving the number of preferred stock authorized at 10,000,000, par value of $0.0001.

At the time of the amendment, the Company designated 10,000 shares of its authorized but unissued shares of preferred stock as Series A Preferred Stock. The 10,000 Series A Preferred Stock shall have an aggregate voting power of 45% of the combined voting power of the entire Company’s shares, common stock and preferred stock, as long as the Company is in existence. Each holder of the Series A Preferred Stock shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock, and shall be entitled, notwithstanding any provision hereof, to notice of any stockholders’ meeting in accordance with the by-laws of the Company, and shall be entitled to vote, together with holders of common stock, with respect to any question upon which holders of common stock have the right to vote. Without the vote or consent of holders of at least a majority of the shares of Series A Preferred Stock then outstanding, the Company may not (i) authorize, create or issue, or increase the authorized number of shares of, any class or series of capital stock ranking prior to or on a parity with the Series A Preferred Stock, (ii) authorize, create or issue any class or series of common stock of the Company other than the common stock, (iii) authorize any reclassification of the Series A Preferred Stock, (iv) authorize, create or issue any securities convertible into or exercisable for capital stock prohibited by (i) or (ii), (v) amend this Certificate of Designations or (vi) enter into any merger or reorganization, or disposal of assets involving 20% of the total capitalization of the Company.

Subject to the rights of the holders of any other series of preferred stock ranking senior to or on a parity with the Series A Preferred Stock with respect to liquidation and any other class or series of capital stock of the Company ranking senior to or on a parity with the Series A Preferred Stock with respect to liquidation, in the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of record of the issued and outstanding shares of Series A Preferred Stock shall be entitled to receive, out of the assets of the Company available for distribution to the holders of shares of Series A Preferred Stock, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and any other series of preferred stock ranking junior to the Series A Preferred Stock with respect to liquidation.

The holders of the Series A Preferred Stock shall not be entitled to receive dividends per share of Series A Preferred Stock. The Company shall have no rights to redeem Series A Preferred Stock.

COMMON STOCK

On June 26, 2017, the Company issued 1,400,000 shares of common stock for gross proceeds of $14,000, which was received during the year ended April 30, 2017.

On June 27, 2017, the Company issued 10,000,000 shares of common stock with a fair value of $1,900,000 for BitReturn pursuant to a Definitive Acquisition Agreement (refer to Note 13).

On July 1, 2017, the Company issued 1,000,000 shares of common stock with a fair value of $250,000 for investor relations services pursuant to a Strategic Management and Advisory Agreement (refer to Note 14).

On July 26, 2017, the Company issued 2,500,000 shares of common stock with a fair value of $400,000 as signing bonuses pursuant to service agreements and the $400,000 fair value was expensed and included in consulting fees.

On November 6, 2017, the Company issued 60,000,000 shares of common stock with a fair value of $6,600,000 for a license fee pursuant to the Exclusive Software License Agreement (refer to Note 11).

On January 16, 2018, the Company issued 3,200,000 shares of common stock pursuant to the Share Purchase Agreement with an unrelated third party. Under the terms of the Agreement, the Company will purchase all the issued ordinary shares of the unrelated third party from its shareholders, thereby acquiring all the intellectual property, research and development, contracts, accounts receivable and licenses owned by the unrelated third party. In exchange, the Company will issue 3,200,000 shares of its common stock to the unrelated third party’s shareholders. The Agreement will not close and the acquisition will not be complete until the Company receives the source code and software to the unrelated third party’s intellectual property for all of the unrelated third party’s programs, platforms and products and these assets have been independently verified. Additionally, if the shares issued to the unrelated third party shareholders do not have an aggregate value of $2,000,000 by January 15, 2019, the unrelated third party shareholders are entitled to have additional shares issued to them so that they hold shares equal to $2,000,000 as of that date. As at January 31, 2018, the Company has not received the source code and software relating to the intellectual property and the Agreement has not closed. The 3,200,000 shares are being held by the Company until closing of the Agreement.

On January 16, 2018, the Company issued 150,000 shares of common stock with a fair value of $57,000 for investor relations services pursuant to an Equity Research Services Agreement (refer to Note 13).

As at January 31, 2018, there are 161,250,000 shares of common stock issued and 158,050,000 shares of common stock outstanding.

PREFERRED STOCK - SERIES A

As at January 31, 2018, there are no issued and outstanding Series A Preferred Stock.

NOTE 7. STOCKHOLDERS’ DEFICIT

On May 9, 2014, the Company amended its Articles of Incorporation, decreasing the number of common stock authorized from 250,000,000 to 240,000,000, par value of $0.0001, and authorizing 10,000,000, par value of $0.0001, shares of preferred shares.

At the time of the amendment, the Company designated 10,000 shares of its authorized but unissued shares of preferred stock as Series A Preferred Stock. The 10,000 Series A Preferred Stock shall have an aggregate voting power of 45% of the combined voting power of the entire Company’s shares, common stock and preferred stock, as long as the Company is in existence. Each holder of the Series A Preferred Stock shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock, and shall be entitled, notwithstanding any provision hereof, to notice of any stockholders’ meeting in accordance with the by-laws of the Company, and shall be entitled to vote, together with holders of common stock, with respect to any question upon which holders of common stock have the right to vote. Without the vote or consent of holders of at least a majority of the shares of Series A Preferred Stock then outstanding, the Company may not (i) authorize, create or issue, or increase the authorized number of shares of, any class or series of capital stock ranking prior to or on a parity with the Series A Preferred Stock, (ii) authorize, create or issue any class or series of common stock of the Company other than the common stock, (iii) authorize any reclassification of the Series A Preferred Stock, (iv) authorize, create or issue any securities convertible into or exercisable for capital stock prohibited by (i) or (ii), (v) amend this Certificate of Designations or (vi) enter into any merger or reorganization, or disposal of assets involving 20% of the total capitalization of the Company.

Subject to the rights of the holders of any other series of preferred stock ranking senior to or on a parity with the Series A Preferred Stock with respect to liquidation and any other class or series of capital stock of the Company ranking senior to or on a parity with the Series A Preferred Stock with respect to liquidation, in the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of record of the issued and outstanding shares of Series A Preferred Stock shall be entitled to receive, out of the assets of the Company available for distribution to the holders of shares of Series A Preferred Stock, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and any other series of preferred stock ranking junior to the Series A Preferred Stock with respect to liquidation.

The holders of the Series A Preferred Stock shall not be entitled to receive dividends per share of Series A Preferred Stock. The Company shall have no rights to redeem Series A Preferred Stock.

COMMON STOCK

On January 24, 2017, the Company issued 3,000,000 shares of common stock for gross proceeds of $30,000.

As at April 30, 2017, the Company has received subscriptions of $14,000 for the subsequent issuance of 1,400,000 shares of common stock (Refer to Note 9).

As at April 30, 2017, there are 83,000,000 shares of common stock issued and outstanding.

PREFERRED STOCK - SERIES A

As at April 30, 2017, there are no issued and outstanding Series A Preferred Stock.

NOTE 7. STOCKHOLDERS’ DEFICIT

On May 9, 2014, the Company amended its Articles of Incorporation, decreasing the number of common stock authorized from 250,000,000 to 240,000,000, par value of $0.0001, and authorizing 10,000,000, par value of $0.0001, shares of preferred shares.

At the time of the amendment, the Company designated 10,000 shares of its authorized but unissued shares of preferred stock as Series A Preferred Stock. The 10,000 Series A Preferred Stock shall have an aggregate voting power of 45% of the combined voting power of the entire Company’s shares, common stock and preferred stock, as long as the Company is in existence. Each holder of the Series A Preferred Stock shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock, and shall be entitled, notwithstanding any provision hereof, to notice of any stockholders’ meeting in accordance with the by-laws of the Company, and shall be entitled to vote, together with holders of common stock, with respect to any question upon which holders of common stock have the right to vote. Without the vote or consent of holders of at least a majority of the shares of Series A Preferred Stock then outstanding, the Company may not (i) authorize, create or issue, or increase the authorized number of shares of, any class or series of capital stock ranking prior to or on a parity with the Series A Preferred Stock, (ii) authorize, create or issue any class or series of common stock of the Company other than the common stock, (iii) authorize any reclassification of the Series A Preferred Stock, (iv) authorize, create or issue any securities convertible into or exercisable for capital stock prohibited by (i) or (ii), (v) amend this Certificate of Designations or (vi) enter into any merger or reorganization, or disposal of assets involving 20% of the total capitalization of the Company.

Subject to the rights of the holders of any other series of preferred stock ranking senior to or on a parity with the Series A Preferred Stock with respect to liquidation and any other class or series of capital stock of the Company ranking senior to or on a parity with the Series A Preferred Stock with respect to liquidation, in the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, the holders of record of the issued and outstanding shares of Series A Preferred Stock shall be entitled to receive, out of the assets of the Company available for distribution to the holders of shares of Series A Preferred Stock, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock and any other series of preferred stock ranking junior to the Series A Preferred Stock with respect to liquidation.

The holders of the Series A Preferred Stock shall not be entitled to receive dividends per share of Series A Preferred Stock. The Company shall have no rights to redeem Series A Preferred Stock.

COMMON STOCK

On May 28, 2014, the Company issued 10,000 shares of Series A preferred stock in exchange for the return of 60,000,000 shares of common stock held by the Company’s majority shareholder.

On September 30, 2014, the Company issued 60,000,000 shares of common stock in exchange for the return of 10,000 shares of Series A preferred stock held by the Company’s majority shareholder.

On September 30, 2014, the Company cancelled 40,000,000 shares of common stock that was returned to the Company by its majority shareholder.

PREFERRED STOCK - SERIES A

On May 28, 2014, the Company issued 10,000 shares of Series A preferred stock in exchange for the return of 60,000,000 shares of common stock held by the Company’s majority shareholder.

On September 30, 2014, the Company issued 60,000,000 shares of common stock in exchange for the return of 10,000 shares of Series A preferred stock held by the Company’s majority shareholder.

As at April 30, 2016, there are no issued and outstanding Series A Preferred Stock issued or outstanding.